[DECHERT LLP LETTERHEAD]

August 27, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         THE HARTFORD MUTUAL FUNDS II, INC., FILE NOS. 002-11387/811-00558

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds II, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 125 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains two prospectuses and one Combined Statement of Additional Information, and is being filed to register Class R6 shares of The Hartford Growth Opportunities Fund and The Hartford SmallCap Growth Fund.  Each Fund is an existing series of the Registrant.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on November 7, 2014.  No fees are required in connection with this filing.  Please contact me at (212) 649-8795 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price

cc:	Alice A. Pellegrino
Lisa D. Zeises
John V. O’Hanlon